Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information

20.  Segment Information

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, products and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment.

Key revenue streams are as below (in thousands):

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Advertising service	843,284	1,160,886	926,296
Paid membership service	320,471	668,507	1,230,804
Content-commerce solutions	135,813	973,986	1,030,184
Vocational training*	7,080	45,823	248,266
Others	45,548	110,122	169,369
Total	1,352,196	2,959,324	3,604,919

*

The Company separately reported the revenue of its vocational training business during the year ended December 31, 2022, which was formerly included in “others,” and for comparison purposes, the revenue of vocational training business and others for years ended December 31, 2020 and 2021 have been retrospectively re-classified.

All revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially located in China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.